Investments (Other Invested Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Invested Assets [Line Items]
Other invested assets	$ 129,528	$ 124,327
LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	129,528	113,087
Company’s investment in separate accounts
Other Invested Assets [Line Items]
Other invested assets	0	4,053
Derivative instruments
Other Invested Assets [Line Items]
Other invested assets	0	7,187
Equity method | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	127,139	110,247
Equity method | Private equity | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	74,468	63,705
Equity method | Hedge funds | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	42,472	38,216
Equity method | Real estate-related | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	10,199	8,326
Fair Value | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	2,389	2,840
Fair Value | Private equity | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	279	400
Fair Value | Hedge funds | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	55	66
Fair Value | Real estate-related | LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	$ 2,055	$ 2,374